UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:            March 31, 2007
                                                           ---------------------

 Check here if Amendment []; Amendment Number:
                                                          -----------
  This Amendment (Check only one.):         [] is a restatement.
                                            [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:              Strome Investment Management, L.P.
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 Address:           100 Wilshire Blvd., Suite 1750
               ---------------------------------------------------
                    Santa Monica, CA 90401
               ---------------------------------------------------

               ---------------------------------------------------

 Form 13F File Number:  28-      04963
                                 ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:              Michael D. Achterberg
                    -----------------------------------------------
 Title:             Chief Financial Officer
                    -----------------------------------------------
 Phone:             310-917-6600
                    -----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael D. Achterberg              Santa Monica, CA            5/11/2007
-------------------------------  ---------------------------------  ------------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[[X]] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[[_]] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[[_]] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


 Number of Other Included Managers:                           1
                                                     -------------------

 Form 13F Information Table Entry Total:                     26
                                                     -------------------

 Form 13F Information Table Value Total:           $      103,954
                                                     -------------------
                                                           (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     13F File No.    Name

01      28-4168         Mark Strome



                                                          Market
                                                          Value   Share /                                        Voting Authority
Name of Issuer                 Title of Class   Cusip     (USD)   Prn     Share / Put / Investment  Other     ----------------------
                                                          (x1000) Amount   Prn    Call  Discretion  Managers  Sole     Shared   None
                                                                                         Shared*
---------------------------- ----------------- --------- ------- -------- ------- ----  ----------  --------  ----------------------


BOARDWALK PIPELINE PARTNERS   UTD LTD PARTNER  096627104  369     10,000   SH           DEFINED      1        10,000
BRISTOL MYERS SQUIBB CO             COM        110122108  2,776   100,000  SH           DEFINED      1        100,000
CHESAPEAKE ENERGY CORP              COM        165167107  3,088   100,000  SH           DEFINED      1        100,000
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B  21038E101  3,489   98,800   SH           DEFINED      1        98,800
COPANO ENERGY LLC                COM UNITS     217202100  13,696  200,000  SH           DEFINED      1        200,000
CROSSTEX ENERGY INC.                COM        22765Y104  1,581   55,000   SH           DEFINED      1        55,000
ENERGY METALS CORP                  COM        29271B106  3,178   265,000  SH           DEFINED      1        265,000
ENERGY TRANSFER PRTNRS LP      UNIT LTD PARTN  29273R109  1,893   32,500   SH           DEFINED      1        32,500
ENTERPRISE GP HLDGS LP          UNIT LP INT    293716106  1,259   31,800   SH           DEFINED      1        31,800
ENTERPRISE PRODS PARTNERS L         COM        293792107  3,476   109,300  SH           DEFINED      1        109,300
HILAND HLDGS GP LP              UNIT LP INT    43129M107  1,851   60,000   SH           DEFINED      1        60,000
INERGY LP                      UNIT LTD PTNR   456615103  2,287   69,993   SH           DEFINED      1        69,993
LEAP WIRELESS INTL INC            COM NEW      521863308  7,918   120,000  SH           DEFINED      1        120,000
LINN ENERGY LLC               UNIT 99/99/1999  536020100  14,007  411,742  SH           DEFINED      1        411,742
ONEOK PARTNERS LP              UNIT LTD PARTN  68268N103  2,531   37,500   SH           DEFINED      1        37,500
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN  726503105  7,812   135,600  SH           DEFINED      1        135,600
RANGE RES CORP                      COM        75281A109  2,505   75,000   SH           DEFINED      1        75,000
REGENCY ENERGY PARTNERS LP      COM UNITS LP   75885Y107  2,501   95,000   SH           DEFINED      1        95,000
SCHERING PLOUGH CORP                COM        806605101  2,551   100,000  SH           DEFINED      1        100,000
STORM CAT ENERGY CORP               COM        862168101  112     120,500  SH           DEFINED      1        120,500
TC PIPELINES LP                UT COM LTD PRT  87233Q108  5,276   144,634  SH           DEFINED      1        144,634
TALISMAN ENERGY INC                 COM        87425E103  4,724   269,000  SH           DEFINED      1        269,000
TARGA RESOURCES PARTNERS LP       COM UNIT     87611X105  1,555   54,000   SH           DEFINED      1        54,000
U S SHIPPING PARTNERS LP          COM UNIT     903417103  1,400   74,000   SH           DEFINED      1        74,000
WILLIAMS PARTNERS LP            COM UNIT LP    96950F104  9,581   200,730  SH           DEFINED      1        200,730
TEEKAY OFFSHORE PARTNERS LP    PARTNERSHIP UN  Y8565J101  2,538   87,500   SH           DEFINED      1        87,500


*INVESMENT DISCRETION OVER ALL SECURITIES REPORTED IS SHARED WITH THE OTHER MANAGER ON WHOSE BEHALF THIS FORM 13F REPORT IS BEING
 FILED
